EMPLOYEE BENEFIT PLANS - Panama (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Banistmo [Member]
Disclosure of employee benefit plans
Discount rate Value	4.00%	4.00%
Bancolombia Panama [Member]
Disclosure of employee benefit plans
Discount rate Value	2.80%	4.00%
Discount rate [Member] | Pension plans [Member] | Bancolombia Panama [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (257)
Effect on DBO Decrease	$ 279
Discount rate [Member] | Pension plans [Member] | Bancolombia Panama [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Discount rate Value	4.50%
Discount rate [Member] | Pension plans [Member] | Bancolombia Panama [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Discount rate Value	3.50%
Mortality Table [Member] | Pension plans [Member] | Bancolombia Panama [Member]
Disclosure of employee benefit plans
Mortality Table Value	RP-2000
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Effect on DBO Increase	$ 187